SEGMENT INFORMATION (10K) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Revenues per geographic area
Revenues per geographic area, along with relative percentages of total revenues, for the three and nine months ended September 30 are summarized as follows:

	Three Months Ended September 30,				Nine months Ended September 30,
Revenues	2015	%	2014	%	2015	%	2014	%
Domestic	$ 6,156	25%	$ 8,992	3%	$ 20,043	3%	$ 30,435	5%
International	18,643	75%	313,791	97%	558,401	97%	603,623	95%
Total	$ 24,799	100%	$322,783	100%	$ 578,444	100%	$ 634,058	100%

Revenues per geographic area, along with relative percentages of total revenues, for the year ended December 31, are summarized as follows:

Revenues	2014	%	2013	%
Domestic	$ 37,465	4%	$ 65,546	18%
International	826,392	96%	305,022	82%
Total	$ 863,857	100%	$ 370,568	100%

Customers with greater than 10% of total sales
Customers with greater than 10% of total sales, along with their relative percentage of all sales, for the three and nine months ended September 30 are represented on the following table:

		Three Months Ended September 30,		Nine months Ended September 30,
Customers	Product	2015	2014	2015	2014
Customer A	Altrazeal®	10%	93%	89%	76%
Customer B	Altrazeal®	22%	2%	3%	15%
Customer C	Altrazeal®	21%	*	*	*
Customer D	Altrazeal®	14%	*	*	*
Total		67%	95%	92%	91%
* Sales from this customer were less than 10% of total sales for the period reported.

Customers with greater than 10% of total revenues, along with their relative percentage of total revenues, for the year ended December 31 are represented on the following table:

Customers	Product	2014	2013
Customer A	Altrazeal®	80%	8%
Customer B	Altrazeal®	11%	67%
Total		91%	75%